Performance Management	Nov. 01, 2025
Hussman Strategic Market Cycle Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	What has Been the Fund’s Performance History?
Performance Narrative [Text Block]

The bar chart and performance table shown below provide some indication of the risks of investing in the Fund and variability of its returns. The bar chart shows changes in the Fund’s performance from year to year for each of the last 10 calendar years. The performance table shows how the Fund’s average annual total returns for 1, 5, and 10 years ended December 31, 2024 compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available on the Fund’s website at www.hussmanfunds.com or by calling 1-800-HUSSMAN (1-800-487-7626).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table shown below provide some indication of the risks of investing in the Fund and variability of its returns.
Bar Chart Closing [Text Block]

The Fund’s year-to-date return through September 30, 2025 is 9.49%.

During the periods shown in the bar chart, the highest return for a quarter was 13.11% during the quarter ended December 31, 2018 and the lowest return for a quarter was –7.36% during the quarter ended December 31, 2015.

Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Availability Website Address [Text]	www.hussmanfunds.com
Performance Availability Phone [Text]	1-800-HUSSMAN (1-800-487-7626)
Hussman Strategic Market Cycle Fund | Hussman Strategic Market Cycle Fund Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	9.49%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest return for a quarter
Highest Quarterly Return	13.11%
Highest Quarterly Return, Date	Dec. 31, 2018
Lowest Quarterly Return, Label [Optional Text]	lowest return for a quarter
Lowest Quarterly Return	7.36%
Lowest Quarterly Return, Date	Dec. 31, 2015
Hussman Strategic Total Return Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	What has Been the Fund’s Performance History?
Performance Narrative [Text Block]

The bar chart and performance table shown below provide some indication of the risks of investing in the Fund and variability of its returns. The bar chart shows changes in the Fund’s performance from year to year for each of the last 10 calendar years. The performance table shows how the Fund’s average annual total returns for 1, 5, and 10 years ended December 31, 2024 compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available on the Fund’s website at www.hussmanfunds.com or by calling 1-800-HUSSMAN (1-800-487-7626).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table shown below provide some indication of the risks of investing in the Fund and variability of its returns. The bar chart shows changes in the Fund’s performance from year to year for each of the last 10 calendar years.
Bar Chart Closing [Text Block]

The Fund’s year-to-date return through September 30, 2025 is 18.69%.

During the periods shown in the bar chart, the highest return for a quarter was 8.88% during the quarter ended June 30, 2020 and the lowest return for a quarter was -6.24% during the quarter ended June 30, 2022.

Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Availability Website Address [Text]	www.hussmanfunds.com
Performance Availability Phone [Text]	1-800-HUSSMAN (1-800-487-7626)
Hussman Strategic Total Return Fund | Hussman Strategic Total Return Fund Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	18.69%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest return for a quarter
Highest Quarterly Return	8.88%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return for a quarter
Lowest Quarterly Return	(6.24%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Hussman Strategic Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	What has Been the Fund’s Performance History?
Performance Narrative [Text Block]

The bar chart and performance table shown below provide some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for each full calendar year over the life of the Fund. The performance table shows how the Fund’s average annual total returns for the 1 year, 5 year and since inception periods ended December 31, 2024 compare with those of a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Equity Fixed Income 60:40 Index are included as additional comparative indices since they are representative of the market sectors in which the Fund may invest. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available on the Fund’s website at www.hussmanfunds.com or by calling 1-800-HUSSMAN (1-800-487-7626).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table shown below provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Equity Fixed Income 60:40 Index are included as additional comparative indices since they are representative of the market sectors in which the Fund may invest.
Bar Chart Closing [Text Block]

The Fund’s year-to-date return through September 30, 2025 is 7.96%.

During the periods shown in the bar chart, the highest return for a quarter was 9.56% during the quarter ended March 31, 2021 and the lowest return for a quarter was –2.74% during the quarter ended September 30, 2021.

Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Availability Website Address [Text]	www.hussmanfunds.com
Performance Availability Phone [Text]	1-800-HUSSMAN (1-800-487-7626)
Hussman Strategic Allocation Fund | Hussman Strategic Allocation Fund Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	7.96%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest return for a quarter
Highest Quarterly Return	9.56%
Highest Quarterly Return, Date	Mar. 31, 2021
Lowest Quarterly Return, Label [Optional Text]	lowest return for a quarter
Lowest Quarterly Return	(2.74%)
Lowest Quarterly Return, Date	Sep. 30, 2021